LOANS PAYABLE - SBA - EIDL LOAN	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
LOANS PAYABLE-SBA-EIDL LOAN
LOANS PAYABLE-SBA-EIDL LOAN

7 -   LOANS PAYABLE — SBA — EIDL LOAN

During 2020, the Company received three SBA Economic Injury Disaster Loans (“EIDL”) in response to the COVID-19 pandemic. These are 30-year loans under the EIDL program, which is administered through the SBA. Under the guidelines of the EIDL, the maximum term is 30 years; however, terms are determined on a case-by-case basis based on each borrower’s ability to repay and carry an interest rate of 3.75%. The EIDL loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The proceeds from this loan must be used solely as working capital to alleviate economic injury caused by the COVID-19 pandemic.

On April 21, 2020, SoBeNY received an EIDL loan in the amount of $500,000. The loan bears interest at 3.75% and requires monthly payments of principal and interest of $2,437 beginning April 21, 2022, and is personally guaranteed by a managing stockholder. On June 18, 2020, Corphousing received an EIDL loan in the amount of $150,000. The loan bears interest at 3.75% and requires monthly payments of principal and interest of $731 beginning June 18, 2022. On July 25, 2020, S-Be received an EIDL loan in the amount of $150,000. The loan bears interest at 3.75% and requires monthly payments of principal and interest of $731 beginning July 25, 2022. Any remaining principal and accrued interest is payable thirty years from the date of the EIDL loan.

The outstanding balance at June 30, 2022 and December 31, 2021, was $800,000 and $800,000, respectively.

Accrued interest at June 30, 2022 was $62,656 and is included in accounts payable and accrued expenses in the consolidated balance sheets.

Future minimum principal repayments of the SBA — EIDL loans payable are as follows:

For the Twelve Months Ending June 30,
2023	$8,316
2024	14,551
2025	15,106
2026	15,682
2027	16,280
Thereafter	730,065
$800,000

6 -   LOANS PAYABLE — SBA — EIDL LOANS

During 2020, the Company received three SBA Economic Injury Disaster Loans (“EIDL”) in response to the COVID-19 pandemic. These are 30-year loans under the EIDL program, which is administered through the SBA. Under the guidelines of the EIDL, the maximum term is 30 years; however, terms are determined on a case-by-case basis based on each borrower’s ability to repay and carry an interest rate of 3.75%. The EIDL loan may be prepaid by the Company at any time prior to maturity with no prepayment penalties. The proceeds from these loans must be used solely as working capital to alleviate economic injury caused by the COVID-19 pandemic and are personally guaranteed by a managing member

On April 21, 2020, SoBeNY received an EIDL loan in the amount of $500,000. The loan bears interest at 3.75% and requires monthly payments of principal and interest of $2,437 beginning October 21, 2022. On June 18, 2020, Corphousing received an EIDL loan in the amount of $150,000. The loan bears interest at 3.75% and requires monthly payments of principal and interest of $731 beginning December 18, 2022. On July 25, 2020, S-Be received an EIDL loan in the amount of $150,000. The loan bears interest at 3.75% and requires monthly payments of principal and interest of $731 beginning January 25, 2023. Any remaining principal and accrued interest is payable thirty years from the date of the EIDL loan.

Accrued interest at December 31, 2021 and 2020, was $47,656 and $18,858 respectively, and is included in accounts payable and accrued expenses in the consolidated balance sheets.

Future minimum principal repayments of the SBA — EIDL loans payable are as follows:

For the Fiscal Years Ending
2022	$1,460
2023	14,062
2024	14,826
2025	15,391
2026	15,979
Thereafter	738,282
$800,000